Third Avenue Value Fund

Third Avenue Small-Cap

Value Fund

Third Avenue Real Estate

Value Fund

Third Avenue International

Real Estate Value Fund

THIRD QUARTER REPORT

July 31, 2024

The Funds are distributed by Foreside Fund Services, LLC. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Funds. The prospectus and additional information about the Funds can be found at www.thirdave.com and should be read carefully.

To read the latest calendar quarter Portfolio Manager Commentary, please visit

www.thirdave.com

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments

at July 31, 2024 (Unaudited)

Shares	Security†	Value

Common Stocks - 88.39%
	Automotive - 7.92%
321,094	Bayerische Motoren Werke AG (Germany)	$29,781,201
293,001	Mercedes-Benz Group AG (Germany)	19,368,679
805,800	Subaru Corp. (Japan)	15,492,713

		64,642,593

	Banks - 13.20%
2,998,475	Bank of Ireland Group PLC (Ireland)	33,957,546
2,564,121	Close Brothers Group PLC (United Kingdom)	16,869,814
414,147	Comerica, Inc.	22,699,397
2,198,228	Deutsche Bank AG (Germany)	34,216,474

		107,743,231

	Brokerages & Exchanges - 0.92%
4,828,711	Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	7,516,109

	Building Products - 6.54%
768,412	Buzzi SpA (Italy)	30,124,870
851,200	Taiheiyo Cement Corp. (Japan)	23,248,874

		53,373,744

	Capital Equipment - 2.61%
268,800	Horiba, Ltd. (Japan)	21,274,253

	Consumer Products - 2.02%
525,088	Fila Holdings Corp. (South Korea)	16,484,605

	Diversified Holding Companies - 6.25%
4,135,655	CK Hutchison Holdings, Ltd. (Cayman Islands)	21,605,119
916,800	Jardine Cycle & Carriage, Ltd. (Singapore)	17,851,825
3,318,103	Quinenco S.A. (Chile)	11,562,059

		51,019,003

	Energy - Refining & Marketing - 1.40%
2,905,135	Ultrapar Participacoes S.A. (Brazil)	11,428,136

	Financial Services - 2.90%
481,253	Lazard, Inc.	23,663,210

	Forest Products & Paper - 1.36%
842,646	Interfor Corp. (Canada) (a)	11,065,203

	Insurance - 3.04%
716,482	Old Republic International Corp.	24,804,607

	Media - 2.76%
32,614,660	S4 Capital PLC (United Kingdom) (a)(b)	22,515,216

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at July 31, 2024 (Unaudited)

Shares	Security†	Value

Common Stocks (continued)
	Metals & Mining - 13.87%
6,950,473	Capstone Copper Corp. (Canada) (a)	$46,717,408
2,033,911	Lundin Mining Corp. (Canada)	20,535,776
665,308	Warrior Met Coal, Inc.	45,979,435

		113,232,619

	Non-U.S. Real Estate Operating Companies - 1.84%
23,698,500	Genting Singapore, Ltd. (Singapore)	15,059,282

	Oil & Gas Production & Services - 14.09%
5,741,462	Harbour Energy PLC (United Kingdom)	23,092,670
1,470,607	Subsea 7, S.A. (Luxembourg)	28,287,153
350,596	Tidewater, Inc. (a)	34,694,980
368,192	Valaris, Ltd. (Bermuda) (a)	28,936,209

		115,011,012

	Transportation & Logistics - 7.67%
267,675,100	Cia Sud Americana de Vapores S.A. (Chile)	18,395,869
4,579,913	easyJet PLC (United Kingdom)	26,532,599
575,200	PALTAC Corp. (Japan)	17,645,061

		62,573,529

	Total Common Stocks (Cost $479,909,287)	721,406,352

Short-Term Investments - 10.83%
88,379,005	Dreyfus Treasury Securities Cash Management, Institutional Shares, 5.170% (c)	88,379,005

	Total Short-Term Investments (Cost $88,379,005)	88,379,005

Purchased Options - 0.47%
	Total Purchased Options (see below for details) (Cost $3,830,400)	3,845,961

	Total Investment Portfolio - 99.69% (Cost $572,118,692)	813,631,318
	Other Assets less Liabilities - 0.31%	2,555,817

	NET ASSETS - 100.00%	$816,187,135

	Investor Class:
	Net assets applicable to 399,771 shares outstanding	$28,749,699

	Net asset value, offering and redemption price per share	$71.92

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at July 31, 2024 (Unaudited)

Institutional Class:
Net assets applicable to 10,891,834 shares outstanding	$778,186,021

Net asset value, offering and redemption price per share	$71.45

Z Class:
Net assets applicable to 129,491 shares outstanding	$9,251,415

Net asset value, offering and redemption price per share	$71.44

Notes:

(a)	Non-income producing security.
(b)	Affiliated issuer - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(c)	Rate disclosed represents 30-day yield at July 31, 2024.
†	U.S. issuer unless otherwise noted.

Summary of Investments by Sector	% of Net Assets

Oil & Gas Production & Services	14.09%
Metals & Mining	13.87
Banks	13.20
Automotive	7.92
Transportation & Logistics	7.67
Building Products	6.54
Diversified Holding Companies	6.25
Insurance	3.04
Financial Services	2.90
Media	2.76
Capital Equipment	2.61
Consumer Products	2.02
Non-U.S. Real Estate Operating Companies	1.84
Energy - Refining & Marketing	1.40
Forest Products & Paper	1.36
Brokerages & Exchanges	0.92
Purchased Options	0.47
Short-Term Investments	10.83
Other Assets less Liabilities	0.31

Total	100.00%

Country Concentration	% of Net Assets

United States	29.90%
United Kingdom	10.91
Germany	10.21
Canada	9.60
Japan	9.52
Ireland	4.16
Singapore	4.03
Italy	3.69
Chile	3.67
Bermuda	3.54
Luxembourg	3.47
Cayman Islands	2.65
South Korea	2.02
Brazil	1.40
Mexico	0.92

Total	99.69%

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at July 31, 2024 (Unaudited)

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

SPDR S&P 500 ETF Trust, Put	Goldman Sachs & Co.	3,200	$176,259,200	530.00 USD	01/17/25	$3,845,961

Total Purchased Options (Cost $3,830,400)						$3,845,961

ETF: Exchange Traded Fund.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments

at July 31, 2024 (Unaudited)

Shares	Security†	Value

Common Stocks - 83.77%
	Bank & Thrifts - 15.68%
101,965	Prosperity Bancshares, Inc.	$7,394,502
209,426	Southside Bancshares, Inc.	7,327,816
149,079	UMB Financial Corp.	15,209,039

		29,931,357

	Conglomerates - 3.96%
2,329	Seaboard Corp.	7,564,382

	Consulting & Information Technology Services - 3.40%
44,101	ICF International, Inc.	6,487,257

	Consumer Discretionary - 7.77%
164,438	Atlanta Braves Holdings, Inc., Class A (a)	7,550,993
25,700	Atlanta Braves Holdings, Inc., Class C (a)	1,116,151
315,993	Hamilton Beach Brands Holding Co., Class A	6,171,343

		14,838,487

	Financials - 4.52%
170,678	Encore Capital Group, Inc. (a)	8,627,773

	Healthcare - 6.64%
182,281	Collegium Pharmaceutical, Inc. (a)	7,030,578
189,118	Supernus Pharmaceuticals, Inc. (a)	5,639,499

		12,670,077

	Home Building - 3.68%
155,515	TRI Pointe Homes, Inc. (a)	7,037,054

	Industrial Equipment - 3.22%
31,880	Alamo Group, Inc.	6,143,914

	Industrial Services - 7.35%
67,643	MYR Group, Inc. (a)	9,502,488
23,309	UniFirst Corp.	4,534,533

		14,037,021

	Insurance & Reinsurance - 8.22%
39,059	Investors Title Co.	8,313,317
562,857	ProAssurance Corp. (a)	7,373,427

		15,686,744

	Materials/Diversified Chemicals - 3.76%
787,909	LSB Industries, Inc. (a)	7,177,851

	Metals Manufacturing - 3.28%
79,623	Kaiser Aluminum Corp.	6,265,534

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at July 31, 2024 (Unaudited)

Shares	Security†	Value

Common Stocks (continued)
	Oil & Gas Production & Services - 6.17%
280,000	SandRidge Energy, Inc.	$3,805,200
80,605	Tidewater, Inc. (a)	7,976,671

		11,781,871

	Real Estate - 3.98%
252,444	FRP Holdings, Inc. (a)	7,596,040

	U.S. Real Estate Investment Trusts - 2.14%
144,881	InvenTrust Properties Corp.	4,081,298

	Total Common Stocks (Cost $99,307,611)	159,926,660

Closed-End Funds - 2.54%

	Financials - 2.54%
111,210	Central Securities Corp.	4,848,645

	Total Closed-End Funds (Cost $3,007,113)	4,848,645

Short-Term Investments - 12.36%
23,607,733	Dreyfus Treasury Securities Cash Management, Institutional Shares, 5.170% (b)	23,607,733

	Total Short-Term Investments (Cost $23,607,733)	23,607,733

	Total Investment Portfolio - 98.67% (Cost $125,922,457)	188,383,038
	Other Assets less Liabilities - 1.33%	2,533,187

	NET ASSETS - 100.00%	$190,916,225

	Investor Class:
	Net assets applicable to 287,561 shares outstanding	$6,094,433

	Net asset value, offering and redemption price per share	$21.19

	Institutional Class:
	Net assets applicable to 8,345,378 shares outstanding	$183,407,283

	Net asset value, offering and redemption price per share	$21.98

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at July 31, 2024 (Unaudited)

Z Class:
Net assets applicable to 64,027 shares outstanding	$1,414,509

Net asset value, offering and redemption price per share	$22.09

Notes:

(a)	Non-income producing security.
(b)	Rate disclosed represents 30-day yield at July 31, 2024.
†	U.S. issuer unless otherwise noted.

Summary of Investments by Sector	% of Net Assets

Bank & Thrifts	15.68%
Insurance & Reinsurance	8.22
Consumer Discretionary	7.77
Industrial Services	7.35
Financials	7.06
Healthcare	6.64
Oil & Gas Production & Services	6.17
Real Estate	3.98
Conglomerates	3.96
Materials/Diversified Chemicals	3.76
Home Building	3.68
Consulting & Information Technology Services	3.40
Metals Manufacturing	3.28
Industrial Equipment	3.22
U.S. Real Estate Investment Trusts	2.14
Short-Term Investments	12.36
Other Assets less Liabilities	1.33

Total	100.00%

Country Concentration	% of Net Assets

United States	98.67%

Total	98.67%

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments

at July 31, 2024 (Unaudited)

Principal Amount‡		Security†	Value

Term Loans - 0.00%
		Non-U.S. Real Estate Operating Companies - 0.00%
44,149	EUR	Concrete Investment II, L.P. S.A.R.L., Term Loan, Tranche A2, 5.647% Cash or Payment-in-kind Interest, due 10/30/24 (Luxembourg)(a)(b)(c)(d)	$—

		Total Term Loans (Cost $49,457)	—

Shares

Common Stocks - 90.21%
		Consulting/Management - 12.08%
172,613		CBRE Group, Inc., Class A (e)	19,455,211
111,702		Fidelity National Financial, Inc.	6,189,408
48,529		Jones Lang LaSalle, Inc. (e)	12,175,926

			37,820,545

		Forest Products & Paper - 6.13%
295,493		Rayonier, Inc., REIT	8,962,303
322,445		Weyerhaeuser Co., REIT	10,240,853

			19,203,156

		Industrial Distribution - 0.77%
13,877		WESCO International, Inc.	2,427,781

		Industrial Services - 5.52%
271,170		U-Haul Holding Co.	17,281,664

		Non-U.S. Homebuilder - 3.76%
180,520		Berkeley Group Holdings PLC (United Kingdom)	11,784,780

		Non-U.S. Real Estate Consulting/Management - 5.53%
124,499		Brookfield Asset Management, Ltd., Class A (Canada)	5,431,891
724,407		Savills PLC (United Kingdom)	11,882,896

			17,314,787

		Non-U.S. Real Estate Investment Trusts - 9.47%
692,674		Big Yellow Group PLC (United Kingdom)	10,772,055
1,115,309		Ingenia Communities Group (Australia)	3,845,971
5,466,885		National Storage REIT (Australia)	8,871,778
523,024		Segro PLC (United Kingdom)	6,156,312

			29,646,116

		Non-U.S. Real Estate Operating Companies - 15.75%
462,219		Brookfield Corp. (Canada)	22,533,176

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at July 31, 2024 (Unaudited)

Shares	Security†	Value

Common Stocks (continued)
	Non-U.S. Real Estate Operating Companies (continued)
2,379,586	CK Asset Holdings, Ltd. (Cayman Islands)	$9,092,568
3,394,344	Grainger PLC (United Kingdom)	10,543,127
2,604,188	Wharf Holdings Ltd. (The) (Hong Kong)	7,140,287

		49,309,158

	U.S. Homebuilder - 12.79%
98,449	DR Horton, Inc.	17,713,928
135,482	Lennar Corp., Class B	22,349,111

		40,063,039

	U.S. Real Estate Investment Trusts - 15.02%
302,007	American Homes 4 Rent, Class A	10,899,433
146,543	First Industrial Realty Trust, Inc.	8,018,833
121,143	Prologis, Inc.	15,270,075
101,279	Sun Communities, Inc.	12,835,088

		47,023,429

	U.S. Real Estate Operating Companies - 3.39%
3,110,153	Five Point Holdings, LLC, Class A (e)	10,419,013
3,475,472	Trinity Place Holdings, Inc. (e)(f)(g)	194,974
1	Trinity Place Holdings, Inc. Special Stock (a)(d)(e)(f)(g)	—

		10,613,987

	Total Common Stocks (Cost $198,247,098)	282,488,442

Preferred Stocks - 6.50%
	Mortgage Finance - 6.50%
2,361,500	Federal Home Loan Mortgage Corp., 8.375% (e)	10,673,980
2,037,550	Federal National Mortgage Association, 8.250% (e)	9,678,362

	Total Preferred Stocks (Cost $8,503,450)	20,352,342

Short-Term Investments - 3.03%
9,474,061	Dreyfus Treasury Securities Cash Management, Institutional Shares, 5.170% (h)	9,474,061

	Total Short-Term Investments (Cost $9,474,061)	9,474,061

Purchased Options - 0.00%*
	Total Purchased Options (see below for details) (Cost $99,260)	2,488

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at July 31, 2024 (Unaudited)

Security	Value

Written Options - (0.18)%

Total Written Options (see below for details) (Premiums Received $(87,500))	$(555,151)

Total Investment Portfolio - 99.56% (Cost $216,285,826)	311,762,182
Other Assets less Liabilities - 0.44%	1,371,820

NET ASSETS - 100.00%	$313,134,002

Investor Class:
Net assets applicable to 1,027,520 shares outstanding	$23,921,033

Net asset value, offering and redemption price per share	$23.28

Institutional Class:
Net assets applicable to 11,956,102 shares outstanding	$279,592,827

Net asset value, offering and redemption price per share	$23.38

Z Class:
Net assets applicable to 412,523 shares outstanding	$9,620,142

Net asset value, offering and redemption price per share	$23.32

Notes:

(a)	Security is fair valued by the Advisor in accordance with the policies established by the Board of Trustees.
(b)	Payment-in-kind security. Income may be paid as additional securities or cash at the discretion of the issuer.
(c)	Variable rate security. The rate disclosed is in effect as of July 31, 2024.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Affiliated issuer - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(g)	Security subject to restrictions on resale.
At July 31, 2024, the restricted securities had a total market value of $194,974 or 0.06% of net assets.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit
3,475,472	Trinity Place Holdings, Inc.	10/2/13-6/11/19	$13,685,888	$0.06
1	Trinity Place Holdings, Inc. Special Stock	11/6/13	—	0.01

(h)	Rate disclosed represents 30-day yield at July 31, 2024.
‡	Denominated in U.S. Dollars unless otherwise noted.
†	U.S. issuer unless otherwise noted.
*	Amount less than 0.01%.

EUR: Euro.

REIT: Real Estate Investment Trust.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at July 31, 2024 (Unaudited)

Summary of Investments by Sector	% of Net Assets

Non-U.S. Real Estate Operating Companies	15.75%
U.S. Real Estate Investment Trusts	15.02
U.S. Homebuilder	12.79
Consulting/Management	12.08
Non-U.S. Real Estate Investment Trusts	9.47
Mortgage Finance	6.50
Forest Products & Paper	6.13
Non-U.S. Real Estate Consulting/Management	5.53
Industrial Services	5.52
Non-U.S. Homebuilder	3.76
U.S. Real Estate Operating Companies	3.39
Industrial Distribution	0.77
Purchased Options*	0.00
Written Options	(0.18)
Short-Term Investments	3.03
Other Assets less Liabilities	0.44

Total	100.00%

* Amount less than 0.01%.

Country Concentration	% of Net Assets

United States	65.05%
United Kingdom	16.34
Canada	8.93
Australia	4.06
Cayman Islands	2.90
Hong Kong	2.28
Luxembourg*	0.00

Total	99.56%

*  Amount less than 0.01%.

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

DR Horton, Inc., Put	Goldman Sachs & Co.	250	$4,498,250	130.83 USD	09/03/24	$2,488
USD versus HKD, Call	JPMorgan Chase Bank, N.A.	16,000,000	16,000,000	8.00 HKD	08/06/24	—

Total Purchased Options (Cost $99,260)						$2,488

HKD: Hong Kong Dollar.

USD: United States Dollar.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at July 31, 2024 (Unaudited)

Written Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

DR Horton, Inc., Call	Goldman Sachs & Co.	(250)	$(4,498,250)	159.37 USD	09/03/24	$(555,151)

Total Written Options (Premiums received $(87,500))						$(555,151)

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments

at July 31, 2024 (Unaudited)

Shares	Security†	Value

Common Stocks - 96.87%
	Lodging & Hotels - 4.97%
746,300	Mandarin Oriental International, Ltd. (Bermuda)	$1,231,395
2,814,000	Shangri-La Asia, Ltd. (Bermuda)	1,972,891

		3,204,286

	Non-U.S. Homebuilder - 11.99%
79,042	Aedas Homes S.A. (Spain) (a)	1,980,325
24,059	Berkeley Group Holdings PLC (United Kingdom)	1,570,629
2,807,379	Glenveagh Properties PLC (Ireland) (a)(b)	4,180,682

		7,731,636

	Non-U.S. Real Estate Investment Trusts - 32.44%
221,885	Big Yellow Group PLC (United Kingdom)	3,450,624
38,797	Boardwalk Real Estate Investment Trust (Canada)	2,191,841
1,202,455	FIBRA Macquarie Mexico (Mexico) (a)	2,029,800
521,187	Helical PLC (United Kingdom)	1,500,827
1,088,759	Ingenia Communities Group (Australia)	3,754,417
60,847	Merlin Properties Socimi S.A. (Spain)	694,866
2,177,542	National Storage REIT (Australia)	3,533,762
111,261	Segro PLC (United Kingdom)	1,309,610
62,649	Shurgard Self Storage, Ltd. (Guernsey)	2,449,363

		20,915,110

	Non-U.S. Real Estate Operating Companies - 47.47%
942,947	Corp. Inmobiliaria Vesta S.A.B. de CV. (Mexico)	2,762,894
221,448	CTP NV (Netherlands) (a)	3,879,767
2,604,800	ESR Group Ltd. (Cayman Islands) (a)	3,938,026
856,197	Grainger PLC (United Kingdom)	2,659,422
538,849	LOG Commercial Properties e Participacoes S.A. (Brazil)	2,061,595
95,700	Nomura Real Estate Holdings, Inc. (Japan)	2,675,266
789,034	StorageVault Canada, Inc. (Canada)	2,680,310
227,593	Sun Hung Kai Properties, Ltd. (Hong Kong)	1,970,619
5,362,000	SUNeVision Holdings, Ltd. (Cayman Islands)	1,885,037
1,952,000	Swire Pacific, Ltd., Class B (Hong Kong)	2,529,930
213,400	Tosei Corp. (Japan)	3,561,550

		30,604,416

	Total Common Stocks (Cost $55,380,109)	62,455,448

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments (continued)

at July 31, 2024 (Unaudited)

Shares	Security†	Value

Short-Term Investments - 3.20%
2,059,886	Dreyfus Treasury Securities Cash Management, Institutional Shares, 5.170% (c)	$2,059,886

	Total Short-Term Investments (Cost $2,059,886)	2,059,886

Purchased Options - 0.00%*
	Total Purchased Options (see below for details) (Cost $32,000)	1,111

	Total Investment Portfolio - 100.07% (Cost $57,471,995)	64,516,445
	Other Assets less Liabilities - (0.07%)	(43,889)

	NET ASSETS - 100.00%	$64,472,556

	Institutional Class:
	Net assets applicable to 2,900,446 shares outstanding	$35,783,881

	Net asset value, offering and redemption price per share	$12.34

	Z Class:
	Net assets applicable to 2,253,644 shares outstanding	$28,688,675

	Net asset value, offering and redemption price per share	$12.73

Notes:

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Non-income producing security.
(c)	Rate disclosed represents 30-day yield at July 31, 2024.
†	U.S. issuer unless otherwise noted.
*	Amount less than 0.01%.

REIT: Real Estate Investment Trust.

Summary of Investments by Sector	% of Net Assets

Non-U.S. Real Estate Operating Companies	47.47%
Non-U.S. Real Estate Investment Trusts	32.44
Non-U.S. Homebuilder	11.99
Lodging & Hotels	4.97
Purchased Options*	0.00
Short-Term Investments	3.20
Other Assets less Liabilities	(0.07)

Total	100.00%

* Amount less than 0.01%.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments (continued)

at July 31, 2024 (Unaudited)

Country Concentration	% of Net Assets

United Kingdom	16.27%
Australia	11.30
Japan	9.67
Cayman Islands	9.03
Canada	7.56
Mexico	7.44
Hong Kong	6.98
Ireland	6.48
Netherlands	6.02
Bermuda	4.97
Spain	4.15
Guernsey	3.80
Brazil	3.20
United States	3.20

Total	100.07%

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

USD versus EUR, Put	Goldman Sachs & Co.	9,501,336	$9,501,336	1.02 USD	09/26/24	$402
USD versus GBP, Put	Goldman Sachs & Co.	6,499,200	6,499,200	1.20 USD	09/26/24	709

Total Purchased Options (Cost $32,000)						$1,111

EUR: Euro.

GBP: British Pound.

USD: United States Dollar.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments

July 31, 2024 (Unaudited)

Security valuation:

Each Fund’s equity securities and closed-end funds listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that such Fund determines the daily Net Asset Value (“NAV”) per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of such Fund.

Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the New York Stock Exchange (the “Exchange”) are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board of Trustees. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the adopted valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to the policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board of Trustees. The Adviser’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Adviser’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

July 31, 2024 (Unaudited)

Securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets and are categorized as Level 2, as defined below. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the close of regular trading on the Exchange, as provided by an independent pricing service approved by the Board of Trustees.

Each Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: (i) a substantial gap between the closing time of a non-U.S. exchange and the close of the Exchange, (ii) events impacting a single issuer, (iii) governmental actions that affect securities in one sector or country, (iv) natural disasters or armed conflict, or (v) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

July 31, 2024 (Unaudited)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a Summary by Level of Inputs used to value the Funds’ investments as of July 31, 2024:

Third Avenue Value Fund

			Level 2
			Other	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
Assets	7/31/24	Quoted Prices	Inputs^	Inputs
Common Stocks:
Automotive	$64,642,593	$—	$64,642,593	$—
Banks	107,743,231	22,699,397	85,043,834	—
Brokerages & Exchanges	7,516,109	7,516,109	—	—
Building Products	53,373,744	—	53,373,744	—
Capital Equipment	21,274,253	—	21,274,253	—
Consumer Products	16,484,605	—	16,484,605	—
Diversified Holding Companies	51,019,003	11,562,059	39,456,944	—
Energy - Refining & Marketing	11,428,136	11,428,136	—	—
Financial Services	23,663,210	23,663,210	—	—
Forest Products & Paper	11,065,203	11,065,203	—	—
Insurance	24,804,607	24,804,607	—	—
Media	22,515,216	22,515,216	—	—
Metals & Mining	113,232,619	113,232,619	—	—
Non-U.S. Real Estate Operating Companies	15,059,282	—	15,059,282	—
Oil & Gas Production & Services	115,011,012	63,631,189	51,379,823	—

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

July 31, 2024 (Unaudited)

			Level 2
			Other	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
Assets	7/31/24	Quoted Prices	Inputs^	Inputs
Transportation & Logistics	$62,573,529	$18,395,869	$44,177,660	$—

Total Common Stocks	721,406,352	330,513,614	390,892,738	—

Short-Term Investments:	88,379,005	88,379,005	—	—

Total Short-Term Investments	88,379,005	88,379,005	—	—

Purchased Options:	3,845,961	—	3,845,961	—

Total Purchased Options	3,845,961	—	3,845,961	—

Total Value of Investments	$813,631,318	$418,892,619	$394,738,699	$—

Third Avenue Small-Cap Value Fund
			Level 2
			Other	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
Assets	7/31/24	Quoted Prices	Inputs^	Inputs
Common Stocks:
Bank & Thrifts	$29,931,357	$29,931,357	$—	$—
Conglomerates	7,564,382	7,564,382	—	—
Consulting & Information Technology Services	6,487,257	6,487,257	—	—
Consumer Discretionary	14,838,487	14,838,487	—	—
Financials	8,627,773	8,627,773	—	—
Healthcare	12,670,077	12,670,077	—	—
Home Building	7,037,054	7,037,054	—	—
Industrial Equipment	6,143,914	6,143,914	—	—
Industrial Services	14,037,021	14,037,021	—	—
Insurance & Reinsurance	15,686,744	15,686,744	—	—
Materials/Diversified Chemicals	7,177,851	7,177,851	—	—
Metals Manufacturing	6,265,534	6,265,534	—	—
Oil & Gas Production & Services	11,781,871	11,781,871	—	—
Real Estate	7,596,040	7,596,040	—	—
U.S. Real Estate Investment Trusts	4,081,298	4,081,298	—	—

Total Common Stocks	159,926,660	159,926,660	—	—

Closed-End Funds:
Financials	4,848,645	4,848,645	—	—

Total Closed-End Funds	4,848,645	4,848,645	—	—

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

July 31, 2024 (Unaudited)

			Level 2
			Other	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
Assets	7/31/24	Quoted Prices	Inputs^	Inputs

Short-Term Investments:	$23,607,733	$23,607,733	$—	$—

Total Short-Term Investments	23,607,733	23,607,733	—	—

Total Value of Investments	$188,383,038	$188,383,038	$—	$—

Third Avenue Real Estate Value Fund

			Level 2
			Other	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
Assets	7/31/24	Quoted Prices	Inputs^	Inputs
Term Loans:
Non-U.S. Real Estate Operating Companies	$—	$—	$—	$—	*

Total Term Loans	—	—	—	—	*

Common Stocks:
Consulting/Management	37,820,545	37,820,545	—	—
Forest Products & Paper	19,203,156	19,203,156	—	—
Industrial Distribution	2,427,781	2,427,781	—	—
Industrial Services	17,281,664	17,281,664	—	—
Non-U.S. Homebuilder	11,784,780	—	11,784,780	—
Non-U.S. Real Estate Consulting/Management	17,314,787	17,314,787	—	—
Non-U.S. Real Estate Investment Trusts	29,646,116	—	29,646,116	—
Non-U.S. Real Estate Operating Companies	49,309,158	22,533,176	26,775,982	—
U.S. Homebuilder	40,063,039	40,063,039	—	—
U.S. Real Estate Investment Trusts	47,023,429	47,023,429	—	—
U.S. Real Estate Operating Companies	10,613,987	10,613,987	—	—	*

Total Common Stocks	282,488,442	214,281,564	68,206,878	—	*

Preferred Stocks:
Mortgage Finance	20,352,342	20,352,342	—	—

Total Preferred Stocks	20,352,342	20,352,342	—	—

Short-Term Investments:	9,474,061	9,474,061	—	—

Total Short-Term Investments	9,474,061	9,474,061	—	—

Purchased Options:	2,488	—	2,488	—

Total Purchased Options	2,488	—	2,488	—

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

July 31, 2024 (Unaudited)

			Level 2
			Other	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
Assets	7/31/24	Quoted Prices	Inputs^	Inputs

Written Options:	$(555,151)	$—	$(555,151)	$—

Total Written Options	(555,151)	—	(555,151)	—

Total Value of Investments	$311,762,182	$244,107,967	$67,654,215	$—	*

Third Avenue International Real Estate Value Fund

			Level 2
			Other	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
Assets	7/31/24	Quoted Prices	Inputs^	Inputs
Common Stocks:
Lodging & Hotels	$3,204,286	$1,231,395	$1,972,891	$—
Non-U.S. Homebuilder	7,731,636	6,161,007	1,570,629	—
Non-U.S. Real Estate Investment Trusts	20,915,110	5,722,468	15,192,642	—
Non-U.S. Real Estate Operating Companies	30,604,416	7,504,799	23,099,617	—

Total Common Stocks	62,455,448	20,619,669	41,835,779	—

Short-Term Investments:	2,059,886	2,059,886	—	—

Total Short-Term Investments	2,059,886	2,059,886	—	—

Purchased Options:	1,111	—	1,111	—

Total Purchased Options	1,111	—	1,111	—

Total Value of Investments	$64,516,445	$22,679,555	$41,836,890	$—

^

Common stock securities categorized as Level 2 consist solely of securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) that are fair valued daily by an independent fair value pricing service approved by the Board of Trustees.

*	Investments fair valued at zero.

For fair valuations using significant unobservable inputs, U.S. GAAP requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when each Fund had an amount of total transfers

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

July 31, 2024 (Unaudited)

in or out of Level 3 during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2024, there were no transfers in or out of Level 3.

Information about Level 3 Fair Value Measurements

Fair Value at
Third Avenue Real Estate Value Fund	7/31/24
Other (a)	$ —*

(a)	Includes investment less than 0.50% of net assets of the Fund.
*	Investments fair valued at $0.

There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Investment in affiliates:

A summary of the Funds’ transactions in securities of affiliated issuers for the period ended July 31, 2024 is set forth below:

Third Avenue Value Fund

Name of Issuer:	Shares Held at Jul. 31, 2024	Value at Oct. 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at Jul. 31, 2024	Investment Income
S4 Capital PLC *	32,614,660	$18,639,343	$5,403,487	$—	$—	$(1,527,614)	$22,515,216	$—

Total Affiliates		$18,639,343	$5,403,487	$—	$—	$(1,527,614)	$22,515,216	$—

*  Not an affiliate at October 31, 2023.

Third Avenue Small-Cap Value Fund

Name of Issuer:	Shares Held at Jul. 31, 2024	Value at Oct. 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at Jul. 31, 2024	Investment Income
Hamilton Beach Brands Holding Co., Class A *	315,993	$6,929,803	$—	$4,581,069	$176,225	$3,646,384	$6,171,343	$146,782

Total Affiliates		$6,929,803	$—	$4,581,069	$176,225	$3,646,384	$6,171,343	$146,782

*  As of July 31, 2024, no longer an affiliate.

Third Avenue Real Estate Value Fund

Name of Issuer:	Shares Held at Jul. 31, 2024	Value at Oct. 31, 2023		Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at Jul. 31, 2024		Investment Income
Trinity Place Holdings, Inc.	3,475,472	$1,889,671		$—	$290,968	$(7,689,870)	$6,286,141	$194,974		$—
Trinity Place Holdings, Inc. Special Stock	1	—	*	—	—	—	—	—	*	—

Total Affiliates		$1,889,671		$—	$290,968	$(7,689,870)	$6,286,141	$194,974		$—

*  Investment fair valued at $0.